Financial instruments - Changes in Level 3 Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at January 1	$ 249.6	$ 266.0
Balance at December 31	240.3	249.6
At fair value | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at January 1	2.8	2.9
Payments made during year	(1.3)	0.0
New deferred consideration	0.3	0.0
Gains recognized in profit or loss	(0.8)	(0.1)
Balance at December 31	1.0	2.8
Total gains for the period included in profit and loss for assets held at the end at December 31	(0.8)	(0.1)
Change in unrealized (gains) or losses for the period included in profit and loss for assets held at the end at December 31	$ (0.8)	$ (0.1)